CONSOLIDATED BALANCE SHEETS - Parenthetical - $ / shares	Jun. 30, 2018	Jun. 30, 2017
Details
Common Stock, Par or Stated Value Per Share	$ 0.002	$ 0.002
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	25,913,631	15,000,000
Common Stock, Shares, Outstanding	25,913,631	15,000,000